Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

	December 31, 2015
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$93,758	$7,036	$100,794
U.S. Treasury and agency	37,660	23,986	—	61,646
Foreign corporate	—	51,438	5,760	57,198
Foreign government	—	49,643	856	50,499
RMBS	—	34,088	4,709	38,797
State and political subdivision	—	15,395	46	15,441
ABS	—	12,731	1,663	14,394
CMBS	—	11,889	744	12,633
Total fixed maturity securities	37,660	292,928	20,814	351,402
Equity securities	1,274	1,615	432	3,321
FVO and trading securities:
Actively traded securities	—	400	4	404
FVO general account securities	506	32	89	627
FVO contractholder-directed unit-linked investments	10,829	2,985	167	13,981
FVO securities held by CSEs	—	2	10	12
Total FVO and trading securities	11,335	3,419	270	15,024
Short-term investments (1)	2,543	5,985	291	8,819
Mortgage loans:
Residential mortgage loans — FVO	—	—	314	314
Commercial mortgage loans held by CSEs — FVO	—	172	—	172
Total mortgage loans	—	172	314	486
Other invested assets:
Other investments	109	53	—	162
Derivative assets: (2)
Interest rate	4	9,405	25	9,434
Foreign currency exchange rate	—	3,003	16	3,019
Credit	—	99	7	106
Equity market	63	1,435	349	1,847
Total derivative assets	67	13,942	397	14,406
Total other invested assets	176	13,995	397	14,568
Net embedded derivatives within asset host contracts (3)	—	—	391	391
Separate account assets (4)	77,080	222,814	1,704	301,598
Total assets	$130,068	$540,928	$24,613	$695,609
Liabilities
Derivative liabilities: (2)
Interest rate	$7	$2,340	$—	$2,347
Foreign currency exchange rate	—	2,754	148	2,902
Credit	—	45	2	47
Equity market	18	1,077	658	1,753
Total derivative liabilities	25	6,216	808	7,049
Net embedded derivatives within liability host contracts (3)	—	—	935	935
Long-term debt of CSEs — FVO	—	49	11	60
Trading liabilities (5)	103	50	—	153
Total liabilities	$128	$6,315	$1,754	$8,197

	December 31, 2014
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$99,012	$6,942	$105,954
U.S. Treasury and agency	36,879	24,637	—	61,516
Foreign corporate	—	55,185	6,490	61,675
Foreign government	—	51,355	1,311	52,666
RMBS	—	35,463	4,383	39,846
State and political subdivision	—	15,187	—	15,187
ABS	—	12,005	2,244	14,249
CMBS	—	13,567	765	14,332
Total fixed maturity securities	36,879	306,411	22,135	365,425
Equity securities	1,558	1,728	345	3,631
FVO and trading securities:
Actively traded securities	22	627	5	654
FVO general account securities	552	57	95	704
FVO contractholder-directed unit-linked investments	11,064	3,797	455	15,316
FVO securities held by CSEs	—	3	12	15
Total FVO and trading securities	11,638	4,484	567	16,689
Short-term investments (1)	2,104	5,223	336	7,663
Mortgage loans:
Residential mortgage loans — FVO	—	—	308	308
Commercial mortgage loans held by CSEs — FVO	—	280	—	280
Total mortgage loans	—	280	308	588
Other invested assets:
Other investments	203	61	—	264
Derivative assets: (2)
Interest rate	4	8,988	63	9,055
Foreign currency exchange rate	2	2,472	25	2,499
Credit	—	175	14	189
Equity market	65	1,287	357	1,709
Total derivative assets	71	12,922	459	13,452
Total other invested assets	274	12,983	459	13,716
Net embedded derivatives within asset host contracts (3)	—	—	377	377
Separate account assets (4)	83,533	231,539	1,922	316,994
Total assets	$135,986	$562,648	$26,449	$725,083
Liabilities
Derivative liabilities: (2)
Interest rate	$9	$2,347	$—	$2,356
Foreign currency exchange rate	—	2,755	93	2,848
Credit	—	38	2	40
Equity market	2	1,112	664	1,778
Total derivative liabilities	11	6,252	759	7,022
Net embedded derivatives within liability host contracts (3)	—	7	(53)	(46)
Long-term debt of CSEs — FVO	—	138	13	151
Trading liabilities (5)	215	24	—	239
Total liabilities	$226	$6,421	$719	$7,366
______________

(1)
Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)
Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)
Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances, future policy benefits and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($220) million and ($217) million, respectively.

(4)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)	Trading liabilities are presented within other liabilities on the consolidated balance sheets.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2015				December 31, 2014				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(65)	-	240	39	(40)	-	240	46	Decrease
	•	Market pricing	•	Quoted prices (5)	—	-	780	156	—	-	750	151	Increase
	•	Consensus pricing	•	Offered quotes (5)	68	-	121	98	31	-	126	99	Increase
Foreign government	•	Market pricing	•	Quoted prices (5)	96	-	135	113	92	-	189	106	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	19	-	292	92	22	-	120	97	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	16	-	109	100	15	-	110	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	66	-	105	99	56	-	106	102	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	307	-	317		278	-	297		Increase (12)
Foreign currency exchange rate	•	Present value techniques	•	Swap yield (7)	28	-	381		62	-	2,430		Increase (12)
			•	Correlation (8)	—	-	—		40%	-	55%
Credit	•	Present value techniques	•	Credit spreads (9)	98	-	100		98	-	100		Decrease (9)
	•	Consensus pricing	•	Offered quotes (10)
Equity market	•	Present value techniques or option pricing models	•	Volatility (11)	15%	-	36%		15%	-	27%		Increase (12)
			•	Correlation (8)	70%	-	70%		70%	-	70%
Embedded derivatives
Direct and assumed guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.21%		0%	-	0.28%		Decrease (13)
				Ages 41 - 60	0.01%	-	0.78%		0.04%	-	0.88%		Decrease (13)
				Ages 61 - 115	0.04%	-	100%		0.26%	-	100%		Decrease (13)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.50%	-	100%		Decrease (14)
				Durations 11 - 20	2%	-	100%		2%	-	100%		Decrease (14)
				Durations 21 - 116	1%	-	100%		2%	-	100%		Decrease (14)
			•	Utilization rates	0%	-	25%		20%	-	50%		Increase (15)
			•	Withdrawal rates	0%	-	20%		0%	-	20%		(16)
			•	Long-term equity volatilities	8.79%	-	33%		7.30%	-	33%		Increase (17)
			•	Nonperformance risk spread	(0.47)%	-	1.31%		(0.35)%	-	0.81%		Decrease (18)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)	The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes are based on liability positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)	At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(13)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2015				December 31, 2014				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(65)	-	240	39	(40)	-	240	46	Decrease
	•	Market pricing	•	Quoted prices (5)	—	-	780	156	—	-	750	151	Increase
	•	Consensus pricing	•	Offered quotes (5)	68	-	121	98	31	-	126	99	Increase
Foreign government	•	Market pricing	•	Quoted prices (5)	96	-	135	113	92	-	189	106	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	19	-	292	92	22	-	120	97	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	16	-	109	100	15	-	110	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	66	-	105	99	56	-	106	102	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	307	-	317		278	-	297		Increase (12)
Foreign currency exchange rate	•	Present value techniques	•	Swap yield (7)	28	-	381		62	-	2,430		Increase (12)
			•	Correlation (8)	—	-	—		40%	-	55%
Credit	•	Present value techniques	•	Credit spreads (9)	98	-	100		98	-	100		Decrease (9)
	•	Consensus pricing	•	Offered quotes (10)
Equity market	•	Present value techniques or option pricing models	•	Volatility (11)	15%	-	36%		15%	-	27%		Increase (12)
			•	Correlation (8)	70%	-	70%		70%	-	70%
Embedded derivatives
Direct and assumed guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.21%		0%	-	0.28%		Decrease (13)
				Ages 41 - 60	0.01%	-	0.78%		0.04%	-	0.88%		Decrease (13)
				Ages 61 - 115	0.04%	-	100%		0.26%	-	100%		Decrease (13)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.50%	-	100%		Decrease (14)
				Durations 11 - 20	2%	-	100%		2%	-	100%		Decrease (14)
				Durations 21 - 116	1%	-	100%		2%	-	100%		Decrease (14)
			•	Utilization rates	0%	-	25%		20%	-	50%		Increase (15)
			•	Withdrawal rates	0%	-	20%		0%	-	20%		(16)
			•	Long-term equity volatilities	8.79%	-	33%		7.30%	-	33%		Increase (17)
			•	Nonperformance risk spread	(0.47)%	-	1.31%		(0.35)%	-	0.81%		Decrease (18)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)	The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes are based on liability positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)	At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(13)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value, Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	U.S. Treasury and Agency	Foreign Government	Structured (2)	State and Political Subdivision	Equity Securities	FVO and Trading Securities (3)
	(In millions)
Balance, January 1, 2014	$13,852	$62	$2,235	$8,139	$10	$572	$644
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	13	—	61	14	—	17	8
Total realized/unrealized gains (losses) included in AOCI	353	—	(110)	69	—	(80)	—
Purchases (6)	2,928	—	363	3,704	—	30	302
Sales (6)	(1,808)	—	(273)	(2,016)	—	(101)	(484)
Issuances (6)	—	—	—	—	—	—	—
Settlements (6)	—	—	—	—	—	—	—
Transfers into Level 3 (7)	526	—	253	149	—	7	147
Transfers out of Level 3 (7)	(2,432)	(62)	(1,218)	(2,667)	(10)	(100)	(50)
Balance, December 31, 2014	13,432	—	1,311	7,392	—	345	567
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	69	—	13	124	—	22	(30)
Total realized/unrealized gains (losses) included in AOCI	(761)	—	(25)	(91)	—	(64)	—
Purchases (6)	2,556	—	212	3,167	46	128	51
Sales (6)	(1,425)	—	(45)	(1,585)	—	(96)	(127)
Issuances (6)	—	—	—	—	—	—	—
Settlements (6)	—	—	—	—	—	—	—
Transfers into Level 3 (7)	918	—	7	66	—	107	56
Transfers out of Level 3 (7)	(1,993)	—	(617)	(1,957)	—	(10)	(247)
Balance, December 31, 2015	$12,796	$—	$856	$7,116	$46	$432	$270
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2013: (8)	$(26)	$—	$9	$25	$—	$(23)	$4
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2014: (8)	$13	$—	$12	$39	$—	$(5)	$(7)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2015: (8)	$24	$—	$12	$125	$—	$(1)	$(27)
Gains (Losses) Data for the year ended December 31, 2013
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	$(45)	$—	$17	$32	$—	$(6)	$4
Total realized/unrealized gains (losses) included in AOCI	$(169)	$(3)	$(84)	$40	$(1)	$100	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Short-term Investments	Mortgage Loans (9)	Net Derivatives (10)	Net Embedded Derivatives (11)	Separate Account Assets (12)	Long-term Debt of CSEs — FVO
	(In millions)
Balance, January 1, 2014	$254	$338	$(286)	$1,258	$1,465	$(28)
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	1	20	(83)	(173)	103	(1)
Total realized/unrealized gains (losses) included in AOCI	—	—	101	191	—	—
Purchases (6)	335	124	7	—	657	—
Sales (6)	(236)	(120)	—	—	(459)	—
Issuances (6)	—	—	(4)	—	81	—
Settlements (6)	—	(54)	(35)	(846)	(28)	16
Transfers into Level 3 (7)	—	—	—	—	147	—
Transfers out of Level 3 (7)	(18)	—	—	—	(44)	—
Balance, December 31, 2014	336	308	(300)	430	1,922	(13)
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	1	20	(223)	(159)	8	—
Total realized/unrealized gains (losses) included in AOCI	(1)	—	—	2	—	—
Purchases (6)	292	136	24	—	572	—
Sales (6)	(27)	(121)	—	—	(527)	—
Issuances (6)	—	—	—	—	98	—
Settlements (6)	—	(29)	88	(817)	(60)	2
Transfers into Level 3 (7)	—	—	—	—	1	—
Transfers out of Level 3 (7)	(310)	—	—	—	(310)	—
Balance, December 31, 2015	$291	$314	$(411)	$(544)	$1,704	$(11)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2013: (8)	$2	$1	$(508)	$4,887	$—	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2014: (8)	$1	$20	$(67)	$(173)	$—	$(1)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2015: (8)	$—	$20	$(234)	$(176)	$—	$—
Gains (Losses) Data for the year ended December 31, 2013
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	$(20)	$1	$(537)	$4,902	$35	$(2)
Total realized/unrealized gains (losses) included in AOCI	$17	$—	$(103)	$300	$—	$—

______________

(1)	Comprised of U.S. and foreign corporate securities.

(2)	Comprised of RMBS, ABS, and CMBS.

(3)	Comprised of Actively traded securities, FVO general account securities, FVO contractholder-directed unit-linked investments and FVO securities held by CSEs.

(4)
Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans — FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(5)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(6)	Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(7)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8)
Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(9)	Comprised of residential mortgage loans — FVO.

(10)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(11)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(12)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

Fair Value Option
The following table presents information for certain assets and liabilities accounted for under the FVO. These assets and liabilities were initially measured at fair value.

	Residential Mortgage Loans — FVO		Certain Assets and Liabilities of CSEs — FVO (1)
	December 31,		December 31,
	2015	2014	2015	2014
	(In millions)
Assets
Unpaid principal balance	$436	$436	$121	$223
Difference between estimated fair value and unpaid principal balance	(122)	(128)	51	57
Carrying value at estimated fair value	$314	$308	$172	$280
Loans in non-accrual status	$122	$125	$—	$—
Liabilities
Contractual principal balance			$71	$159
Difference between estimated fair value and contractual principal balance			(11)	(8)
Carrying value at estimated fair value			$60	$151
______________

(1)
These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs — FVO is recognized in net investment income. Interest expense from long-term debt of CSEs — FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	At December 31,			Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	Carrying Value After Measurement			Gains (Losses)
	(In millions)
Mortgage loans: (1)	$44	$97	$214	$(1)	$2	$20
Other limited partnership interests (2)	$59	$147	$77	$(32)	$(76)	$(46)
______________

(1)
Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)
For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2015
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$66,616	$—	$—	$68,539	$68,539
Policy loans	$11,258	$—	$1,279	$12,072	$13,351
Real estate joint ventures	$35	$—	$—	$104	$104
Other limited partnership interests	$524	$—	$—	$615	$615
Other invested assets	$537	$155	$2	$380	$537
Premiums, reinsurance and other receivables	$2,822	$—	$484	$2,421	$2,905
Other assets	$235	$—	$207	$60	$267
Liabilities
Policyholder account balances	$125,040	$—	$—	$130,125	$130,125
Long-term debt	$17,954	$—	$19,360	$—	$19,360
Collateral financing arrangements	$4,139	$—	$—	$3,899	$3,899
Junior subordinated debt securities	$3,194	$—	$4,029	$—	$4,029
Other liabilities	$2,249	$—	$865	$1,385	$2,250
Separate account liabilities	$112,119	$—	$112,119	$—	$112,119

	December 31, 2014
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$59,530	$—	$—	$62,554	$62,554
Policy loans	$11,618	$—	$1,647	$12,287	$13,934
Real estate joint ventures	$67	$—	$—	$139	$139
Other limited partnership interests	$704	$—	$—	$906	$906
Other invested assets	$562	$172	$70	$320	$562
Premiums, reinsurance and other receivables	$3,070	$—	$713	$2,444	$3,157
Other assets	$251	$—	$175	$68	$243
Liabilities
Policyholder account balances	$134,219	$—	$—	$139,359	$139,359
Long-term debt	$16,128	$—	$18,357	$—	$18,357
Collateral financing arrangements	$4,196	$—	$—	$3,961	$3,961
Junior subordinated debt securities	$3,193	$—	$4,173	$—	$4,173
Other liabilities	$2,544	$—	$1,223	$1,323	$2,546
Separate account liabilities	$116,665	$—	$116,665	$—	$116,665